Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	1.22%	2.45%	3.16%
Risk-free interest rate of return, maximum	1.48%	3.21%	3.66%
Contractual term	6 years	6 years	6 years
Volatility, minimum	50.60%	49.00%	50.00%
Volatility, maximum	54.40%	50.50%	50.70%
Dividend yield	0.00%	0.00%	0.00%
Exercise price	$ 0.0002	$ 0.0002	$ 0.0002
2018 Plan | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	1.52%	2.30%
Risk-free interest rate of return			3.58%
Risk-free interest rate of return, maximum	1.83%	3.50%
Contractual term	10 years	10 years	10 years
Volatility, minimum	53.80%	54.20%
Volatility			55.40%
Volatility, maximum	57.10%	55.40%
Dividend yield	0.00%	0.00%	0.00%
2018 Plan | Options classified as Liability Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	1.31%	2.45%	3.39%
Risk-free interest rate of return, maximum	1.59%	3.19%	3.58%
Contractual term	10 years	10 years	10 years
Volatility, minimum	54.00%	54.20%	55.40%
Volatility, maximum	56.10%	55.50%	55.60%
Dividend yield	0.00%	0.00%	0.00%
Exercise price	$ 0.0004	$ 0.0004	$ 0.0004
2018 Plan | Minimum [Member] | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	0.002	0.32	0.32
2018 Plan | Maximum [Member] | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 5.0	$ 5.0	$ 5.0